Statement of Cash Flows (Unaudited) (USD $)	9 Months Ended		12 Months Ended		26 Months Ended	35 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
NET (LOSS)	$ (27,963)	$ (27,884)	$ (37,589)	$ (29,945)	$ (76,269)	$ (104,232)
ADJUSTMENT TO RECONCILE NET LOSS TO NET CASH USED IN OPERATING ACTIVITIES:
Professional fees paid by related party on behalf of the Company				5,000	13,735	13,735
Increase in accounts payable and accrued expenses	(5,610)	206	7,497		7,497	1,887
NET CASH USED IN OPERATING ACTIVITIES	(33,573)	(27,678)	(30,092)	(24,945)	(55,037)	(88,610)
CASH FLOWS FROM INVESTING ACTIVITIES:
Amounts received from related parties to satisfy loans receivable	13,219			(13,219)	(13,219)
NET CASH PROVIDED BY INVESTING ACTIVITIES	13,219			(13,219)	(13,219)
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase in loan payable - related party		16,000	16,000	8,500	24,500	24,500
Increase in note payable - related party	13,632	11,500	20,500	5,000	25,500	39,132
Increase in capital stock				25,000	25,000	25,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	13,632	27,500	36,500	38,500	75,000	88,632
NET (DECREASE) INCREASE IN CASH	(6,722)	(178)	6,408	336	6,744	22
CASH, BEGINNING OF PERIOD	6,744	336	336
CASH, END OF PERIOD	22	158	6,744	336	6,744	22
SCHEDULE OF NON-CASH FINANCING ACTIVITIES:
Professional fees paid by related party on behalf of the Company				5,000	13,735	13,735
Common stock subscribed					$ 25,000	$ 25,000